Subsequent Events - Additional Information (Detail) R$ in Thousands	Apr. 30, 2021 shares	Feb. 09, 2021 BRL (R$)	Feb. 05, 2021 shares	Jan. 06, 2021 BRL (R$)	Feb. 08, 2021 BRL (R$)	Feb. 03, 2021 BRL (R$)
Major borrowings [member] | Promissory Notes [member] | Comgas [member]
Subsequent events
Repayment of promissory notes				R$ 1,125,092
Major borrowings [member] | Debentures [member] | Unsecured, Non-convertible [member] | Rumo S.A. [member]
Subsequent events
Issuance of debentures						R$ 1,200,000
Share Buyback Program [member] | Common shares [member] | Maximum [member]
Subsequent events
Period for shares that can be repurchased			18 months
Number of shares that can be repurchased | shares			10,000,000
Major business combination [member] | Raízen [member] | Biosev S.A. [member]
Subsequent events
Cash transferred					R$ 3,600,000
Major business combination [member] | Raízen [member] | Biosev S.A. [member] | Maximum [member]
Subsequent events
Percentage of voting equity interests acquired					100.00%
Major business combination [member] | Raízen [member] | Preference shares [member] | Biosev S.A. [member]
Subsequent events
Percentage of share capital to be issued of shares under business combination agreement					3.50%
Major business combination [member] | Raízen [member] | Redeemable shares [member] | Biosev S.A. [member]
Subsequent events
Percentage of share capital to be issued of shares under business combination agreement					1.49%
Proposal of Dividends [member] | Compass Gás e Energia S.A. [member]
Subsequent events
Interim dividends approved for distribution		R$ 200,000
Ordinary general meeting | Common shares [member] | Cosan S.A. [member]
Subsequent events
Share split ratio	0.25
Number of shares available for stock split | shares	468,517,733
Number of shares outstanding after stock split | shares	1,874,070,932